Goodwill (Details Narrative)	12 Months Ended
	Dec. 31, 2025 USD ($) Integer	Dec. 31, 2024 USD ($) Integer
Finite-Lived Intangible Assets [Line Items]
Goodwill impairment loss	$ 2,331,557	$ 14,941,955
Tranglo Airtime [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill impairment loss	2,300,000	$ 5,400,000
Tranglo Airtime [Member] | Valuation Technique, Discounted Cash Flow [Member] | Fair Value, Inputs, Level 3 [Member]
Finite-Lived Intangible Assets [Line Items]
Fair value measurement operating gross profit, percentage		13.90%
Tranglo Airtime [Member] | Valuation Technique, Discounted Cash Flow [Member] | Fair Value, Inputs, Level 3 [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Fair value measurement revenue growth rate, percentage		10.00%
Tranglo Airtime [Member] | Valuation Technique, Discounted Cash Flow [Member] | Fair Value, Inputs, Level 3 [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Fair value measurement revenue growth rate, percentage		0.00%
WalletKu [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill impairment loss	$ 2,300,000	$ 5,400,000
WalletKu [Member] | Measurement Input, Discount Rate [Member]
Finite-Lived Intangible Assets [Line Items]
Fair value discount rate | Integer	12.9	16.0
WalletKu Digital [Member] | Valuation Technique, Discounted Cash Flow [Member] | Fair Value, Inputs, Level 3 [Member]
Finite-Lived Intangible Assets [Line Items]
Fair value measurement revenue growth rate, percentage		0.00%
Fair value measurement operating gross profit, percentage	2.10%	2.10%
WalletKu Digital [Member] | Valuation Technique, Discounted Cash Flow [Member] | Fair Value, Inputs, Level 3 [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Fair value measurement revenue growth rate, percentage	(50.00%)
WalletKu Digital [Member] | Valuation Technique, Discounted Cash Flow [Member] | Fair Value, Inputs, Level 3 [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Fair value measurement revenue growth rate, percentage	0.00%
WalletKu Indosat [Member] | Valuation Technique, Discounted Cash Flow [Member] | Fair Value, Inputs, Level 3 [Member]
Finite-Lived Intangible Assets [Line Items]
Fair value measurement operating gross profit, percentage	8.90%	9.90%
WalletKu Indosat [Member] | Valuation Technique, Discounted Cash Flow [Member] | Fair Value, Inputs, Level 3 [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Fair value measurement revenue growth rate, percentage	11.00%	4.00%
WalletKu Indosat [Member] | Valuation Technique, Discounted Cash Flow [Member] | Fair Value, Inputs, Level 3 [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Fair value measurement revenue growth rate, percentage	30.00%	11.00%
Tranglo Remittance [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill impairment loss		$ 9,500,000
Tranglo Remittance [Member] | Valuation Technique, Discounted Cash Flow [Member] | Fair Value, Inputs, Level 3 [Member]
Finite-Lived Intangible Assets [Line Items]
Fair value measurement operating gross profit, percentage		67.60%
Tranglo Remittance [Member] | Valuation Technique, Discounted Cash Flow [Member] | Fair Value, Inputs, Level 3 [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Fair value measurement revenue growth rate, percentage		4.50%
Tranglo Remittance [Member] | Valuation Technique, Discounted Cash Flow [Member] | Fair Value, Inputs, Level 3 [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Fair value measurement revenue growth rate, percentage		9.80%
Tranglo [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill impairment loss		$ 9,500,000
Tranglo [Member] | Measurement Input, Discount Rate [Member]
Finite-Lived Intangible Assets [Line Items]
Fair value discount rate | Integer		15.2